Consolidated Statements of Comprehensive Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Consolidated Statements Of Comprehensive Income
Net income	$ 117,344	$ 213,591	$ 697,964	$ 192,603
Foreign currency translation adjustment	(39,247)	0	(39,247)	0
Comprehensive income	$ 78,097	$ 213,591	$ 658,717	$ 192,603